Financial assets at fair value through profit or loss - Schedule of Financial Assets at Fair value Through Profit or Loss (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Current assets	¥ 45	$ 6	¥ 70,164
Non-current assets
Non-current assets	3,160	$ 433	34,788
Fair values	3,205		104,952
Unlisted Equity Investment, Current [Member]
Current assets
Current assets	45		45
Prepaid Share Instrument [Member]
Current assets
Current assets	0		70,119
Unlisted Equity Investment [Member]
Non-current assets
Non-current assets	3,160		31,926
Insurance and Financial management [Member]
Non-current assets
Non-current assets	¥ 0		¥ 2,862